Leases - Schedule of future minimum lease payments under non-cancellable operating leases (Details) $ in Thousands	Sep. 30, 2022 USD ($)
Leases
Remainder of 2022	$ 842
2023	3,283
2024	2,828
2025	2,048
2026	1,435
Thereafter	3,125
Total future minimum lease payments	13,561
Less: imputed interest	(2,558)
Present value of minimum lease payments	$ 11,003